Condensed financial information of the parent company - Statement of changes in cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Result before taxation	€ 6,037	€ 17,358	€ 8,385
– Other non-cash items in Result before tax	260	(330)	131
Taxation paid	2,700	1,474	1,873
– Loans and advances to banks, not available on demand	12,693	(5,837)	262
– Provisions and other liabilities	2,320	(123)	(304)
Net cash flow from/(used in) operating activities	(11,340)	(11,112)	(14,943)
Cash flows from investing activities
Net cash flow from/(used in) investing activities	(8,545)	(5,307)	6,220
Cash flows from financing activities
Proceeds from debt securities	116,436	92,707	85,113
Repayments of debt securities	(90,574)	(82,844)	(76,150)
Proceeds from issuance of subordinated loans	2,225	983	3,163
Repayments of subordinated loans	(2,894)	(1,090)	(2,449)
Purchase/sale of treasury shares	(3,531)	(1,717)	(1,608)
Dividends paid	(2,967)	(3,093)	(2,382)
Other financing	0	0	1
Net cash flow from/(used in) financing activities	18,404	4,649	5,387
Net cash flow	(1,481)	(11,770)	(3,335)
Cash and cash equivalents at beginning of year	95,391	107,665	111,566
Effect of exchange rate changes on cash and cash equivalents	(898)	(504)	(565)
Cash and cash equivalents at end of year	93,012	95,391	107,665
Parent company
Cash flows from operating activities
Result before taxation	167	7	(3)
– Other non-cash items in Result before tax	221	213	65
Taxation paid	0	16	0
– Loans and advances to banks, not available on demand	(6,485)	(8,191)	(9,298)
– Provisions and other liabilities	19	(84)	(86)
Net cash flow from/(used in) operating activities	(6,079)	(8,040)	(9,323)
Cash flows from investing activities
– dividends received from group companies	10,269	6,277	3,125
– securities at amortised cost	1,000
Net cash flow from/(used in) investing activities	11,269	6,277	3,125
Cash flows from financing activities
Proceeds from debt securities	6,012	11,176	7,912
Repayments of debt securities	(4,591)	(4,302)
Proceeds from issuance of subordinated loans	2,240	993	3,182
Repayments of subordinated loans	(2,132)	(1,090)	(994)
Purchase/sale of treasury shares	(3,524)	(1,721)	(1,604)
Dividends paid	(2,964)	(3,052)	(2,342)
Other financing			1
Net cash flow from/(used in) financing activities	(4,959)	2,004	6,154
Net cash flow	231	241	(44)
Cash and cash equivalents at beginning of year	383	142	186
Effect of exchange rate changes on cash and cash equivalents	0	0	(1)
Cash and cash equivalents at end of year	€ 614	€ 383	€ 142